Concentrations (Details) - Schedule of concentration of customers, suppliers & geographic area - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Concentration Risk [Line Items]
Total cash and cash equivalents	$ 78,579	$ 348,834	$ 92,073	$ 103,868	$ 12,778
Concentration risk, percentage	100.00%	100.00%
China [Member]
Concentration Risk [Line Items]
Total cash and cash equivalents	$ 8,588	$ 340,381
Concentration risk, percentage	11.00%	98.00%
Singapore [Member]
Concentration Risk [Line Items]
Total cash and cash equivalents	$ 69,991	$ 8,453
Concentration risk, percentage	89.00%	2.00%